INCOME TAX - Component of loss before income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAX
Loss before income tax	$ (450,263)	$ (1,105,106)	$ (748,094)
Current income tax expense	15,259	2,012	1,113
Deferred income tax expense	687		(126)
Total income tax expense	15,946	2,012	1,113
Chinese mainland
INCOME TAX
Loss before income tax	(325,751)	(542,211)	(513,768)
UK
INCOME TAX
Loss before income tax	(36,680)	(197,586)	(166,174)
Netherlands
INCOME TAX
Loss before income tax	(50,797)	(69,870)	(46,774)
Others
INCOME TAX
Loss before income tax	$ (37,035)	$ (295,439)	$ (21,378)